13 Intangible assets (Details 1) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Southern Petrochemical Complex [Member]
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	R$ 1,390,741
Northeastern Petrochemical Complex [Member]
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	475,780
Vinyls Unity [Member]
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	R$ 192,353